SUPPLEMENT DATED AUGUST 29, 2013

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2013

1. Under the heading “What share classes are offered by the Funds?” on page 75, the last sentence in the paragraph related to “Advisor Class shares” is deleted and replaced with the following:

Advisor Class shares are not currently offered for sale.

* * * * *
Please retain this Supplement for future reference.

TEP0813

SUPPLEMENT DATED AUGUST 29, 2013

FIRST INVESTORS TAX EXEMPT FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2013

1. Under the heading “History and Classification of the Funds” on page I-4, the ninth sentence in the first paragraph  related to Advisor Class shares is deleted and replaced with the following:

Advisor Class shares are not currently offered for sale.

* * * * *

Please retain this Supplement for future reference.

2TESAI0813